S000057700 [Member] Expense Example - ClearBridge Large Cap Growth ESG ETF - ClearBridge Large Cap Growth ESG ETF	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	$ 604